Delaware VIP® Trust — Delaware VIP International Value Equity Series
Schedule of investments
September 30, 2019 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 97.83% Δ			Exchange-Traded Fund - 1.94%
Denmark - 5.27%			Vanguard FTSE Developed Markets
Novo Nordisk Class B	50,800$	2,611,584	ETF*	23,390	$960,861
		2,611,584	Total Exchange-Traded Fund
France - 26.70%			(cost $968,907)		960,861
Air Liquide	18,740	2,667,592	Total Value of Securities Before
Danone	41,290	3,637,226	Securities Lending
Orange	134,310	2,107,301	Collateral - 99.77%
Publicis Groupe	54,430	2,676,788	(cost $49,734,438)		49,427,658
Sodexo	19,040	2,137,523
		13,226,430		Principal
Germany - 6.02%				amount°
adidas	2,620	815,722
			Securities Lending Collateral - 0.88%
Fresenius Medical Care	32,240	2,168,137	Certificate of Deposit - 0.04% `
		2,983,859	Bank of Nova Scotia (Toronto) 2.00%
Ireland - 1.44%			10/1/19	20,000	20,000
Kerry Group Class A	6,090	712,236			20,000
		712,236
			Repurchase Agreements - 0.84%
Japan - 22.74%			Bank of Montreal
Asahi Group Holdings	32,500	1,608,093	2.30%, dated 9/30/19, to be
Kao	11,700	863,933
			repurchased on 10/1/19, repurchase
KDDI	80,200	2,095,399
Kirin Holdings	30,200	639,053	price $101,418 (collateralized by US
Lawson	20,500	1,048,462	government obligations 0.00%-8.75%
Makita	39,900	1,254,659	2/27/20 -4/30/24; market value
Mitsubishi Tanabe Pharma	38,200	418,654	$103,440)	101,412	101,412
Secom	8,300	756,730	Bank of Nova Scotia
Seven & i Holdings	67,500	2,579,514	2.35%, dated 9/30/19, to be
		11,264,497	repurchased on 10/1/19, repurchase
Netherlands - 7.40%			price $101,419 (collateralized by US
Koninklijke Ahold Delhaize	146,530	3,666,152	government obligations
		3,666,152	0.00%-3.625%
Sweden - 3.64%			10/1/19 -9/9/49; market value
Securitas Class B	117,800	1,804,566	$103,447)	101,412	101,412
		1,804,566	BofA Securities
Switzerland - 16.17%			2.30%, dated 9/30/19, to be
Nestle	32,250	3,498,853	repurchased on 10/1/19, repurchase
Roche Holding	10,400	3,026,582	price $101,418 (collateralized by US
Swatch Group	5,600	1,486,338	government obligations 1.25%
		8,011,773	7/15/20; market value $103,440)	101,412	101,412
United Kingdom - 8.45%			Credit Agricole
Diageo	35,950	1,473,263	2.30%, dated 9/30/19, to be
G4S	652,990	1,519,056	repurchased on 10/1/19, repurchase
Next	15,690	1,193,381	price $101,418 (collateralized by US
		4,185,700	government obligations 2.00%
Total Common Stock			10/31/21; market value $103,440)	101,412	101,412
(cost $48,765,531)		48,466,797

NQ-VIP-878 [9/19] 11/19 (1005283) International Value Equity Series-1

Delaware VIP® International Value Equity Series
Schedule of investments (continued)

		Principal	Value
		amount°	(US $)
Securities Lending Collateral (continued)
Repurchase Agreements (continued)
JP Morgan Securities
2.35%, dated 9/30/19, to be
repurchased on 10/1/19, repurchase
price $9,917 (collateralized by US
government obligations
1.875%-6.25%
4/30/22 -8/15/23; market value
$10,114)		9,916	$9,916
			415,564
Total Securities Lending Collateral
(cost $435,564)			435,564

Total Value of Securities - 100.65%
(cost $50,170,002)						49,863,222 ■
Obligation to Return Securities Lending Collateral - (0.88%)						(435,564)
Receivables and Other Assets Net of Liabilities - 0.23%						113,625
Net Assets Applicable to 4,201,008 Shares Outstanding - 100.00%						$49,541,283

* Fully or partially on loan.
` The rate shown is the effective yield at the time of purchase.
■ Includes $2,501,677 of securities loaned.
° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.
The following foreign currency exchange contracts were outstanding at Sept. 30, 2019:
Foreign Currency Exchange Contracts

		Contracts to			Settlement	Unrealized
Counterparty		Receive (Deliver)	In Exchange For		Date	Depreciation
BNYM	EUR	24,451	USD	(26,751)	10/1/19	$(98)
BNYM	JPY	3,754,087	USD	(34,758)	10/1/19	(36)
Total Foreign Currency Exchange Contracts						$(134)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’
net assets.

Summary of abbreviations:
BNYM - Bank of New York Mellon
EUR - European Monetary Unit
ETF - Exchange-Traded Fund
FTSE - Financial Times Stock Exchange
JPY - Japanese Yen
USD - US Dollar

NQ-VIP-878 [9/19] 11/19 (1005283) International Value Equity Series-2